Pensions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Net pension cost [table text block]
Net pension cost

(in USD million)	2017	2016	2015

Current service cost	242	238	378
Interest cost	-	192	191
Interest (income) on plan asset	-	(148)	(145)
Past service cost	(0)	2	-
Losses (gains) from curtailment, settlement or plan amendment	15	109	250
Actuarial (gains) losses related to termination benefits	(1)	59	(1)
Notional contribution plans	51	50	36

Defined benefit plans	308	503	709

Defined contribution plans	162	148	135

Total net pension cost	469	650	844

Disclosure of defined benefit plans [table text block]
(in USD million)	2017	2016

Defined benefit obligations (DBO)
Defined benefit obligations at 1 January	7,791	6,822
Current service cost	243	239
Interest cost	219	192
Actuarial (gains) losses - Financial assumptions	(26)	879
Actuarial (gains) losses - Experience	(21)	(282)
Benefits paid	(311)	(235)
Losses (gains) from curtailment, settlement or plan amendment	13	171
Paid-up policies	(84)	(131)
Foreign currency translation	411	87
Changes in notional contribution liability	52	50

Defined benefit obligations at 31 December	8,286	7,791

Fair value of plan assets
Fair value of plan assets at 1 January	5,250	5,127
Interest income	148	148
Return on plan assets (excluding interest income)	283	76
Company contributions	39	22
Benefits paid	(196)	(80)
Paid-up policies and personal insurance	(121)	(92)
Foreign currency translation	283	50

Fair value of plan assets at 31 December	5,687	5,250

Net pension liability at 31 December	(2,599)	(2,541)

Represented by:
Asset recognised as non-current pension assets (funded plan)	1,306	839
Liability recognised as non-current pension liabilities (unfunded plans)	(3,905)	(3,380)

DBO specified by funded and unfunded pension plans	8,286	7,791

Funded	4,392	4,423
Unfunded	3,894	3,368

Actual return on assets	431	131

Actuarial losses and gains recognised directly in Other comprehensive income [text block]
Actuarial losses and gains recognised directly in Other comprehensive income (OCI)

(in USD million)	2017	2016	2015

Net actuarial (losses) gains recognised in OCI during the year	331	(482)	1,139
Actuarial (losses) gains related to currency effects on net obligation and foreign exchange translation	(158)	(21)	460
Tax effects of actuarial (losses) gains recognised in OCI	(38)	129	(461)

Recognised directly in OCI during the year net of tax	135	(374)	1,138

Cumulative actuarial (losses) gains recognised directly in OCI net of tax	(1,053)	(1,188)	(814)

Actuarial assumptions [text block]
Actuarial assumptions
	Assumptions used to determine benefit costs in %		Assumptions used to determine benefit obligations in %

	2017	2016	2017	2016

Discount rate	2.50	2.75	2.50	2.50
Rate of compensation increase	2.25	2.25	2.25	2.25
Expected rate of pension increase	1.75	1.00	1.75	1.75
Expected increase of social security base amount (G-amount)	2.25	2.25	2.25	2.25

Weighted-average duration of the defined benefit obligation			17.2	17.4

Disclosure of sensitivity analysis for actuarial assumptions [table text block]
	Discount rate		Expected rate of compensation increase		Expected rate of pension increase		Mortality assumption
(in USD million)	0.50%	-0.50%	0.50%	-0.50%	0.50%	-0.50%	+ 1 year	- 1 year

Changes in:
Defined benefit obligation at 31 December 2017	(607)	689	88	(92)	527	(583)	295	(323)
Service cost 2018	(22)	25	8	(8)	21	(19)	8	(11)

Portfolio weighting as approved by the board of Statoil Pension [text block]
Pension assets on investments classes			Target portfolio weight
(in %)	2017	2016

Equity securities	37.5	39.0	31 - 43
Bonds	41.7	41.1	36 - 48
Money market instruments	14.3	13.9	0 - 29
Real estate	6.1	5.4	5 - 10
Other assets	0.4	0.6

Total	100.0	100.0